ASSETS CLASSIFIED AS HELD FOR SALE (Details) ¥ in Billions	Sep. 27, 2019 USD ($)	Mar. 08, 2019 USD ($) item agreement	Mar. 08, 2019 JPY (¥) item agreement	Jan. 17, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
ASSETS CLASSIFIED AS HELD FOR SALE
IPP solar parks					$ 261,113,000	$ 353,050,000
Cash and cash equivalents					11,739,000	43,831,000	$ 46,084,000
Trade and other receivables					10,837,000	20,535,000
Total assets					405,354,000	585,217,000
Liabilities associated with assets held for sale					368,291,000	507,010,000
Chile
ASSETS CLASSIFIED AS HELD FOR SALE
Sale price of subsidiary				$ 2,700,000
Loss on transaction				$ 1,500,000
Greece
ASSETS CLASSIFIED AS HELD FOR SALE
Sale price of subsidiary	$ 1.0
Assets and liabilities classified as held for sale
ASSETS CLASSIFIED AS HELD FOR SALE
Cash and cash equivalents					7,000
Trade and other receivables					1,262,000
Property, plant and equipment					75,000
Other assets					129,000
Total assets					1,473,000
Liabilities associated with assets held for sale					$ 1,674,000
Assets and liabilities classified as held for sale | Japan
ASSETS CLASSIFIED AS HELD FOR SALE
IPP solar parks						45,046,000
Total assets						45,046,000
Sale price of subsidiary		$ 85,700,000	¥ 9.4
Asset purchase agreements | agreement		12	12
IPP solar parks | item		12	12
Assets and liabilities classified as held for sale | Chile
ASSETS CLASSIFIED AS HELD FOR SALE
IPP solar parks						2,121,000
Cash and cash equivalents						128,000
Trade and other receivables						1,092,000
Total assets						3,341,000
Liabilities associated with assets held for sale						$ 336,000